Commitments and Contingencies (Tables)	4 Months Ended
Sep. 30, 2018
Successor [Member]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at September 30, 2018, are payable as follows (in thousands):

Remainder of 2018	$2,229
2019	4,416
2020	2,790
2021	2,476
2022	2,014
2023	1,924
Thereafter	1,924
Total	$17,773